SHARE-BASED COMPENSATION - Stock options activity (Details)						1 Months Ended				12 Months Ended
	Nov. 21, 2021 ¥ / shares	Nov. 20, 2021 $ / shares shares	May 20, 2020 ¥ / shares shares	Nov. 20, 2018 ¥ / shares shares	May 20, 2018 ¥ / shares shares	Aug. 31, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Aug. 31, 2020 shares	May 31, 2018 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Share-based compensation arrangement by share-based payment award
Number of shares granted | shares		2,400	3,514	690,023	24,627,493
Exercise price per share | $ / shares		$ 0.00001
Weighted-average grant date fair value per option | ¥ / shares	¥ 64.46		¥ 32.02	¥ 60.77	¥ 48.64
Number of options converted from restricted shares | shares						2,816,000	10,264,366
Weighted average exercise price for options converted | $ / shares						$ 0.00001	$ 0.00001
Fair value assumptions
Risk-free rate of interest											2.76%
Estimated volatility rate											67.27%
Dividend yield											5.10%
Expected life (years)											5 years
Exercise price | $ / shares										$ 0.00001
Number of options
Options outstanding at beginning | shares											12,945,337
Options converted in 2022 | shares											2,816,000
Options forfeited in 2022 | shares											(771,990)
Options exercised in 2022 | shares											(4,824,416)
Options outstanding at ending | shares											10,164,931	12,945,337
Options exercisable at December 31, 2022 | shares														2,350,311
Options vested or expected to be vested at December 31, 2022 | shares														10,164,931
Weighted Average Exercise Price
Options outstanding at beginning | $ / shares										0.00001
Options converted in 2022 | $ / shares										0.00001
Options forfeited in 2022 | $ / shares										0.00001
Options exercised in 2022 | $ / shares										0.00001
Options outstanding at ending | $ / shares										0.00001
Options exercisable at December 31, 2022 | $ / shares										0.00001
Options vested or expected to be vested at December 31, 2022 | $ / shares										$ 0.00001
Weighted Average Remaining Contract Life Years
Options converted in 2022											7 years 7 months 20 days
Options forfeited in 2022											7 years 3 months
Options exercised in 2022											6 years 8 months 19 days
Options outstanding at ending											7 years 4 months 2 days	8 years 10 days
Options exercisable at December 31, 2022											6 years 2 months 26 days
Options vested or expected to be vested at December 31, 2022											7 years 4 months 2 days
Aggregate Intrinsic Value
Options outstanding at beginning											¥ 945,786,000
Options converted in 2022														¥ 204,076,000
Options forfeited in 2022														(349,625,000)
Options exercised in 2022											(55,946,000)
Options outstanding at ending											736,653,000	¥ 945,786,000
Options exercisable at December 31, 2022														170,327,000
Options vested or expected to be vested at December 31, 2022														¥ 736,653,000
Share-based compensation expense											¥ 199,737,000	¥ 253,922,000	¥ 301,161,000
Weighted Average Grant-date Fair value
Options outstanding at beginning | ¥ / shares											¥ 42.98
Options converted in 2022 | ¥ / shares														¥ 40.84
Options exercised in 2022 | ¥ / shares														42.82
Options forfeited in 2022 | ¥ / shares														42.82
Options outstanding at ending | ¥ / shares											¥ 42.51	¥ 42.98
Options exercisable at December 31, 2022 | ¥ / shares														48.05
Options vested or expected to be vested at December 31, 2022 | ¥ / shares														¥ 42.51
Options
Aggregate Intrinsic Value
Share-based compensation expense											¥ 108,526,000	¥ 90,812,000	223,565,000
Aggregate intrinsic value of options exercised											¥ 145,549,000	¥ 414,966,000	¥ 395,343,000
Options | Employees
Aggregate Intrinsic Value
Unrecognized compensation cost														¥ 208,261,000
Weighted-average period											11 months 15 days
Unrecognized compensation cost														¥ 208,261,000
Weighted-average period											11 months 15 days
Options | Maximum
Share-based compensation arrangement by share-based payment award
Vesting period (in years)		4 years
2018 plan | Options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares									25,336,096
Expiry period (in years)									10 years
2019 Plan | Options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares								17,547,567
Percentage of annual increase in shares								1.00%
Expiry period (in years)								10 years